John Hancock Global Climate Action Fund Investment Objectives and Goals - Class A C R6 [Member] - John Hancock Global Climate Action Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Global Climate Action Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth by investing in a diversified portfolio of Climate Leaders (as defined below).